WARRANTY LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
WARRANTY LIABILITY

8. WARRANTY LIABILITY

As of March 31, 2023 and December 31, 2022, the Company’s total accrued warranty liability was as follows:

	March 31, 2023	December 31, 2022
Beginning warranty liability	$59,000	$54,000
Warranty expenses incurred	-	-
Additional liability accrued	-	5,000
Total accrued warranty	59,000	59,000
Less: accrued warranty - current	$16,000	$16,000
Accrued warranty – non-current	$43,000	$43,000

9. WARRANTY LIABILITY

As of December 31, 2022, and 2021, the Company’s total accrued warranty liability was as follows:

	December 31, 2022	December 31, 2021
Beginning warranty liability	$54,000	$43,000
Warranty expenses incurred	-	-
Additional liability accrued	5,000	11,000
Total accrued warranty	$59,000	$54,000